Operating Leases (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Operating Leases [Line Items]
Rental expense	$ 10,061	$ 11,439	$ 12,599
Operating lease expense	856,839	804,350	803,707
Cash payment of leases	$ (710,058)	$ (862,357)	$ (853,861)
Minimum [Member]
Operating Leases [Line Items]
Percentage of minimum lease payments	10.00%	10.00%	10.00%
Maximum [Member]
Operating Leases [Line Items]
Percentage of minimum lease payments	12.00%	12.00%	12.00%